Related party transactions - Transactions with key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Sales to a shareholder		$ 16,950	$ 393,342
Purchase from a joint venture	$ 53,981	$ 21,119	$ 5,590
Services provided by a company with control from a director	90,353
Legal and professional fee paid on behalf of related companies	$ 9,060